Goodwill And Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of identifiable intangible assets reported in the balance sheet
Identifiable intangible assets are comprised of the following:

	December 31, 2017			December 31, 2016
Identifiable Intangible Asset	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Retail customer relationship	$1,648	$572	$1,076	$1,648	$152	$1,496
Software and other technology-related assets	183	47	136	147	9	138
Electricity supply contract (a)	—	—	—	190	2	188
Retail and wholesale contracts	154	87	67	164	38	126
Other identifiable intangible assets (b)	33	11	22	30	2	28
Total identifiable intangible assets subject to amortization	$2,018	$717	1,301	$2,179	$203	1,976
Retail trade names (not subject to amortization)			1,225			1,225
Mineral interests (not currently subject to amortization)			4			4
Total identifiable intangible assets			$2,530			$3,205

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(a)	Contract terminated in October 2017. See Note 4.

(b)	Includes mining development costs and environmental allowances and credits.

Schedule of amortization expense related to intangible assets (including income statement line item)
Amortization expense related to finite-lived identifiable intangible assets (including the classification in the statements of consolidated income (loss)) consisted of:

			Successor		Predecessor
Identifiable Intangible Asset	Statements of Consolidated Income (Loss) Line	Remaining useful lives at December 31, 2017 (weighted average in years)	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Retail customer relationship	Depreciation and amortization	4	$420	$152	$9	$17
Software and other technology-related assets	Depreciation and amortization	3	38	9	44	60
Electricity supply contract	Operating revenues	0	6	2	—	—
Retail and wholesale contracts	Operating revenues/fuel, purchased power costs and delivery fees	3	59	38	—	—
Other identifiable intangible assets	Operating revenues/fuel, purchased power costs and delivery fees/depreciation and amortization	4	9	2	6	30
Total amortization expense (a)			$532	$203	$59	$107

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(a)
Amounts recorded in depreciation and amortization totaled $463 million, $162 million, $58 million and $85 million for the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016 and the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015, respectively.

Schedule of estimated amortization expense of identifiable intangible assets
As of December 31, 2017, the estimated aggregate amortization expense of identifiable intangible assets for each of the next five fiscal years is as shown below.

Year	Estimated Amortization Expense
2018	$367
2019	$268
2020	$191
2021	$142
2022	$4
As of December 31, 2017, the estimated aggregate amortization expense of identifiable intangible assets for each of the next five fiscal years is as shown below.

Year	Estimated Amortization Expense
2018	$367
2019	$268
2020	$191
2021	$142
2022	$4